Derivative Instruments and Hedging Activities (Details) (Non-designated derivatives [Member], Gold Collar [Member], Other (income) expense [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Non-designated derivatives [Member] | Gold Collar [Member] | Other (income) expense [Member]
Fair value of the Company's derivative financial instruments on the consolidated statement of operations
(Gains) Losses Recognized in Income	$ (151)	$ 0	$ 0